Exhibit 99.1

Nissan Auto Receivables 2011-B Owner Trust
Monthly Servicer's Certificate
for the month of December 2011

Collection Period	Dec-11	30/360 Days	30
Distribution Date	17-Jan-12	Actual/360 Days	33

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,330,906,953.89	1,294,265,376.28	1,255,897,200.77
YSOC		28,823,603.60	27,583,391.76	26,306,795.66
Total Adjusted Portfolio		1,302,083,350.29	1,266,681,984.52	1,229,590,405.11	0.944325
Total Adjusted Securities		1,302,083,350.29	1,266,681,984.52	1,229,590,405.11	0.944325
Class A-1 Notes	0.40817%	293,000,000.00	257,598,634.23	220,507,054.82	0.752584
Class A-2 Notes	0.75000%	487,000,000.00	487,000,000.00	487,000,000.00	1.000000
Class A-3 Notes	0.95900%	370,000,000.00	370,000,000.00	370,000,000.00	1.000000
Class A-4 Notes	1.24000%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Certificates	0.00000%	52,083,350.29	52,083,350.29	52,083,350.29	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	37,091,579.41	96,382.03	126.5924212	0.3289489
Class A-2 Notes	0.00	304,375.00	-	0.6250000
Class A-3 Notes	0.00	295,691.67	-	0.7991667
Class A-4 Notes	0.00	103,333.33	-	1.0333333
Certificates	0.00	0.00	-	-
Total Securities	37,091,579.41	799,782.03

I. COLLECTIONS

Interest:
Interest Collections		2,873,561.52
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,873,561.52

Principal:
Principal Collections		38,040,256.05
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		38,040,256.05

Recoveries of Defaulted Receivables		71,944.20
Servicer Advances		45,744.95

Total Collections		41,031,506.72

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	70,059	1,266,681,984.52
Total Principal Payment		37,091,579.41
	69,393	1,229,590,405.11

III. DISTRIBUTIONS

Total Collections		41,031,506.72
Reserve Account Draw		0.00
Total Available for Distribution		41,031,506.72

Exhibit 99.1

Nissan Auto Receivables 2011-B Owner Trust
Monthly Servicer's Certificate
for the month of December 2011

1. Reimbursement of Advance	33,633.19

2. Servicing Fee:
Servicing Fee Due	1,078,554.48
Servicing Fee Paid	1,078,554.48
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	96,382.03

Class A-1 Notes Monthly Interest Paid	96,382.03
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	304,375.00

Class A-2 Notes Monthly Interest Paid	304,375.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	295,691.67

Class A-3 Notes Monthly Interest Paid	295,691.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	103,333.33

Class A-4 Notes Monthly Interest Paid	103,333.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	799,782.03
Total Note Monthly Interest Paid	799,782.03
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	39,119,537.02

4. Total Monthly Principal Paid on the Notes	37,091,579.41

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	37,091,579.41
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

Nissan Auto Receivables 2011-B Owner Trust
Monthly Servicer's Certificate
for the month of December 2011

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,027,957.61
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		2,027,957.61

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,133,394.93
Required Reserve Account Amount		3,133,394.93
Beginning Reserve Account Balance		3,133,394.93
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,133,394.93

Required Reserve Account Amount for Next Period		3,398,054.43

VI. POOL STATISTICS

Weighted Average Coupon		2.67%
Weighted Average Remaining Maturity		49.49

Principal Recoveries of Defaulted Receivables		71,944.20
Principal on Defaulted Receivables		327,919.46
Pool Balance at Beginning of Collection Period		1,294,265,376.28
Net Loss Ratio		0.24%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.24%
Average Net Loss Ratio		0.24%

Cumulative Net Losses for all Periods		432,138.86

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,810,974.62	297
61-90 Days Delinquent	597,780.16	32
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	6,408,754.78	329
61+ Days Delinquencies as Percentage of Receivables	0.05%	0.05%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.05%
Average Delinquency Ratio		0.02%

Exhibit 99.1

Nissan Auto Receivables 2011-B Owner Trust
Monthly Servicer's Certificate
for the month of December 2011

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No